Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	Calvert Responsible Index Series, Inc.,
Central Index Key	0001105446
Amendment Flag	false
Document Creation Date	Oct. 03, 2017
Document Effective Date	Oct. 03, 2017
Prospectus Date	Oct. 03, 2017
Calvert U.S. Large Cap Core Responsible Index Fund | Class A
Risk/Return:
Trading Symbol	CSXAX
Calvert U.S. Large Cap Core Responsible Index Fund | Class C
Risk/Return:
Trading Symbol	CSXCX
Calvert U.S. Large Cap Core Responsible Index Fund | Class Y
Risk/Return:
Trading Symbol	CISYX
Calvert U.S. Large Cap Core Responsible Index Fund | Class I
Risk/Return:
Trading Symbol	CISIX
Calvert U.S. Large Cap Core Responsible Index Fund | Class R6
Risk/Return:
Trading Symbol	CSXRX